Average Annual Total Returns - Retail - Vanguard California Municipal Money Market Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	California Tax-Exempt Money Market Funds Average 1 Year	California Tax-Exempt Money Market Funds Average 5 Years	California Tax-Exempt Money Market Funds Average 10 Years
Total	0.39%	0.76%	0.39%	0.30%	0.49%	0.25%